Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2016
Asset Retirement Obligation Tables
Net present value of the ARO

	2016	2015	2014
ARO balance, beginning of the year	$ 51,240	$ 50,000	$ 64,560
Accretion expense	4,000	1,800	800
Costs incurred	-	(560)	(2,111)
Change in ARO estimates	-	-	(13,249)
ARO balance, end of the year	55,240	51,240	50,000